Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

October 1, 2015

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Money Market Trust

(filing relates solely to Western Asset Prime Obligations Money Market Fund)

(File Nos. 2-91556 and 811-4052)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Money Market Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 128 to the registration statement for the Trust (the “Amendment”) relating to its series Western Asset Prime Obligations Money Market Fund (the “Fund”), on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of registering the Fund as a new series of the Trust.

Please call the undersigned at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz